Shareholders Equity - Stock-based payments - Exercise price (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments
Shareholders' equity
Options outstanding	669,201		669,201	724,653	822,046
Options exercisable	570,572		570,572	584,522
Weighted average life	4 years 8 months 15 days
C$40.87
Shareholders' equity
Exercise price | $ / shares		$ 40.87
Options outstanding			28,056
Options exercisable			28,056
Weighted average life	2 months 19 days
C$58.67
Shareholders' equity
Exercise price | $ / shares		58.67
Options outstanding			20,000
Options exercisable			20,000
Weighted average life	1 year 7 months 20 days
C$59.52
Shareholders' equity
Exercise price | $ / shares		59.52
Options outstanding			27,751
Options exercisable			27,751
Weighted average life	11 months 12 days
C$65.76
Shareholders' equity
Exercise price | $ / shares		65.76
Options outstanding			51,577
Options exercisable			51,577
Weighted average life	1 year 11 months 12 days
C$75.45
Shareholders' equity
Exercise price | $ / shares		75.45
Options outstanding			117,894
Options exercisable			117,894
Weighted average life	2 years 11 months 12 days
C$88.76
Shareholders' equity
Exercise price | $ / shares		88.76
Options outstanding			45,082
Options exercisable			45,082
Weighted average life	4 years 7 months 20 days
C$94.57
Shareholders' equity
Exercise price | $ / shares		94.57
Options outstanding			54,221
Options exercisable			54,221
Weighted average life	4 years 11 months 12 days
C$100.10
Shareholders' equity
Exercise price | $ / shares		100.10
Options outstanding			50,470
Options exercisable			50,470
Weighted average life	3 years 11 months 12 days
C$129.32
Shareholders' equity
Exercise price | $ / shares		129.32
Options outstanding			77,408
Options exercisable			77,408
Weighted average life	5 years 11 months 12 days
C$164.99
Shareholders' equity
Exercise price | $ / shares		164.99
Options outstanding			4,400
Weighted average life	0 years
C$168.43
Shareholders' equity
Exercise price | $ / shares		168.43
Options outstanding			64,996
Options exercisable			25,998
Weighted average life	7 years 11 months 12 days
C$168.72
Shareholders' equity
Exercise price | $ / shares		168.72
Options outstanding			7,968
Options exercisable			1,594
Weighted average life	8 years 7 months 20 days
C$171.33
Shareholders' equity
Exercise price | $ / shares		171.33
Options outstanding			58,594
Options exercisable			58,594
Weighted average life	6 years 11 months 12 days
C$178.01
Shareholders' equity
Exercise price | $ / shares		178.01
Options outstanding			8,030
Options exercisable			1,606
Weighted average life	8 years 4 months 17 days
C$181.57
Shareholders' equity
Exercise price | $ / shares		181.57
Options outstanding			29,470
Options exercisable			5,894
Weighted average life	8 years 4 months 17 days
C$185.70
Shareholders' equity
Exercise price | $ / shares		185.70
Options outstanding			2,299
Options exercisable			460
Weighted average life	8 years 10 months 17 days
C$188.13
Shareholders' equity
Exercise price | $ / shares		188.13
Options outstanding			1,148
Weighted average life	0 years
C$194.65
Shareholders' equity
Exercise price | $ / shares		$ 194.65
Options outstanding			19,837
Options exercisable			3,967
Weighted average life	8 years 11 months 12 days